Description of Business and Summary of Significant Accounting Policies and Practices (Tables)	12 Months Ended
Dec. 31, 2012
Allowance for Doubtful Account and Advertiser Credit Activity

The allowance for doubtful account activity for the periods indicated is as follows (in thousands):

	Balance at beginning of period	Charged to costs and expenses	Write-offs, net of recoveries	Balance at end of period
December 31, 2010	$467	$343	$353	$457
December 31, 2011	457	453	117	793
December 31, 2012	793	594	810	577

The allowance for advertiser credits activity for the periods indicated is as follows (in thousands):

	Balance at beginning of period	Additions charged against revenue	Credits processed	Balance at end of period
December 31, 2010	$464	$1,005	$830	$639
December 31, 2011	639	690	856	473
December 31, 2012	473	1,186	1,074	585

Revenues

The following table presents our revenues, by revenue source, for the periods presented (in thousands):

	Years ended December 31,
	2010	2011	2012
Partner and Other Revenue Sources	$59,799	$118,210	$121,904
Proprietary Web site Traffic Sources	26,029	20,516	10,890

Total Revenue	$85,828	$138,726	$132,794

Schedule of Concentration of Risk Based on Consolidated Revenue

The advertisers representing more than 10% of consolidated revenue are as follows (in percentages):

	Years ended December 31,
	2010	2011	2012
Advertiser A	26%	32%	28%

Advertiser A is also a distribution partner.

Schedule of Concentration of Risk Based on Accounts Receivable

The outstanding receivable balance for each advertiser representing more than 10% of consolidated accounts receivable is as follows (in percentages):

	At December 31,
	2011		2012
Advertiser A	37%		36%
Advertiser B		*	11%

*	Less than 10% of accounts receivable.

Computation of Net Income (Loss) per Share Basic and Diluted

The following table calculates net income (loss) to net income (loss) applicable to common stockholders used to compute basic net income (loss) per share for the periods ended (in thousands, except per share amounts):

	Twelve months ended December 31,
	2010		2011		2012
	Class A	Class B	Class A	Class B	Class A	Class B
Basic net income (loss) per share:
Numerator:
Net income (loss) from continuing operations	$(1,212)	$(2,303)	$744	$2,011	$(9,900)	$(24,358)
Dividends paid to participating securities	—	(199)	—	(259)	—	(657)

Net income (loss) from continuing operations applicable to common stockholders	$(1,212)	$(2,502)	$744	$1,752	$(9,900)	$(25,015)
Discontinued operations, net of tax	154	318	55	149	(264)	(674)

Net income (loss) applicable to common stockholders	$(1,058)	$(2,184)	$799	$1,901	$(10,164)	$(25,689)

Denominator:
Weighted average number of shares outstanding used to calculate basic net income (loss) per share	10,661	21,993	9,928	23,358	9,574	24,412

Basic net income (loss) per share:
Net income (loss) from continuing operations applicable to common stockholders	$(0.11)	$(0.11)	$0.07	$0.07	$(1.03)	$(1.02)
Discontinued operations, net of tax	0.01	0.01	0.01	0.01	(0.03)	(0.03)

Basic net income (loss) per share applicable to common stockholders	$(0.10)	$(0.10)	$0.08	$0.08	$(1.06)	$(1.05)

The following table calculates net income (loss) to diluted net income (loss) applicable to common stockholders used to compute diluted net income (loss) per share for the periods ended (in thousands, except per share amounts):

	Twelve months ended December 31,
	2010		2011		2012
	Class A	Class B	Class A	Class B	Class A	Class B
Diluted net income (loss) per share:
Numerator:
Net income (loss) from continuing operations	$(1,212)	$(2,303)	$745	$2,010	$(9,900)	$(24,358)
Dividends paid to participating securities	—	(199)	—	(259)	—	(657)
Reallocation of net income (loss) for Class A shares as a result of conversion of Class A to Class B shares	—	(1,212)	—	745	—	(9,900)

Net income (loss) from continuing operations applicable to common stockholders	$(1,212)	$(3,714)	$745	$2,496	$(9,900)	$(34,915)
Discontinued operations, net of tax	154	318	54	150	264	(674)
Reallocation of discontinued operations for Class A shares as a result of conversion of Class A to Class B share	—	154	—	54	—	(264)

Diluted discontinued operations, net of tax	$154	$472	$54	$204	$(264)	$(938)

Net income (loss) applicable to common stockholders	$(1,058)	$(3,242)	$799	$2,700	$(10,164)	$(35,853)

Weighted average number of shares outstanding used to calculate basic net income (loss) per share	10,661	21,993	9,928	23,358	9,574	24,412
Weighted average stock options and common shares subject to repurchase or cancellation	—	—	—	2,032	—	—
Conversion of Class A to Class B common shares outstanding	—	10,661	—	9,928	—	9,574

Weighted average number of shares outstanding used to calculate diluted net income (loss) per share	10,661	32,654	9,928	35,318	9,574	33,986

Diluted net income (loss) per share:
Net income (loss) from continuing operations applicable to common stockholders	$(0.11)	$(0.11)	$0.07	$0.07	$(1.03)	$(1.02)
Discontinued operations, net of tax	0.01	0.01	0.01	0.01	(0.03)	(0.03)

Diluted net income (loss) per share applicable to common stockholders	$(0.10)	$(0.10)	$0.08	$0.08	$(1.06)	$(1.05)